WARRANT AGREEMENTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Warrants
Outstanding, December 31, 2016	4,752,107
Outstanding, December 31, 2017	4,807,107	4,752,107
Exercisable at December 31, 2017	3,271,107	3,101,026
Weighted Average Exercise Price
Outstanding, December 31, 2016	$ 2.90
Outstanding, December 31, 2017	2.06	$ 2.90
Exercisable at December 31, 2017	$ 2.09	$ 3.40
Outstanding, December 31, 2016	2 years 7 months 21 days	4 years 11 months 23 days
Warrant [Member]
Warrants
Outstanding, December 31, 2016	4,752,107	4,392,107
Granted	55,000	1,660,000
Exercised		(1,300,000)
Forfeited/Expired
Outstanding, December 31, 2017	4,807,107	4,752,107
Exercisable at December 31, 2017	3,271,107	3,101,026
Weighted Average Exercise Price
Outstanding, December 31, 2016	$ 2.90	$ 1.97
Granted	1.00	3.08
Exercised		(3.94)
Forfeited/Expired
Outstanding, December 31, 2017	2.06	2.90
Exercisable at December 31, 2017	$ 2.09	$ 3.40
Outstanding, December 31, 2016	4 years 11 months 23 days	6 years 2 months 1 day
Granted	2 years 3 months 22 days	2 years 7 months 13 days
Outstanding, December 31, 2017	2 years 7 months 21 days	4 years 11 months 23 days
Exercisable at December 31, 2017	2 years 7 months 13 days	3 years 11 months 4 days